Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.14%
FFCB	3.38%	8-26-2024	$115,000	$112,802
FHLB	2.75	12-13-2024	20,000	19,385
FHLB	4.63	12-13-2024	120,000	119,666
FHLMC	0.38	7-21-2025	95,000	87,110
FHLMC	1.50	2-12-2025	125,000	118,705
FNMA	0.63	4-22-2025	130,000	120,908
FNMA	1.63	1-7-2025	190,000	181,079
TVA	2.88	9-15-2024	120,000	116,629
Total agency securities (Cost $888,840)				876,284
U.S. Treasury securities: 95.86%
TIPS	0.13	10-15-2024	388,186	375,304
TIPS	0.13	10-15-2025	686,264	655,852
TIPS	0.13	4-15-2026	126,590	119,801
TIPS	0.13	7-15-2026	1,217,530	1,154,335
TIPS	0.13	4-15-2027	657,380	615,472
TIPS	0.13	1-15-2030	803,532	730,942
TIPS	0.13	7-15-2030	759,242	689,586
TIPS	0.13	1-15-2031	237,671	214,102
TIPS	0.13	7-15-2031	512,353	460,002
TIPS	0.13	1-15-2032	636,919	567,903
TIPS	0.25	1-15-2025	1,401,642	1,350,066
TIPS	0.25	7-15-2029	200,578	185,646
TIPS	0.38	7-15-2025	44,543	42,940
TIPS	0.38	1-15-2027	193,657	183,656
TIPS	0.38	7-15-2027	1,215,263	1,152,328
TIPS	0.50	1-15-2028	263,059	248,881
TIPS	0.63	1-15-2026	139,718	134,586
TIPS	0.63	7-15-2032	742,699	691,167
TIPS	0.75	7-15-2028	985,911	945,845
TIPS	0.88	1-15-2029	609,577	585,016
TIPS	1.13	1-15-2033	263,429	255,426
TIPS	1.25	4-15-2028	115,711	113,387
TIPS	1.63	10-15-2027	331,116	330,363
TIPS	2.00	1-15-2026	121,648	121,358
TIPS	2.38	1-15-2025	1,207,237	1,202,977
TIPS	2.50	1-15-2029	42,171	44,056
TIPS	3.38	4-15-2032	170,030	196,128
TIPS	3.63	4-15-2028	18,660	20,299
TIPS	3.88	4-15-2029	385,531	432,551
U.S. Treasury Bonds	6.00	2-15-2026	146,000	152,958
U.S. Treasury Bonds	6.13	11-15-2027	490,000	535,593
U.S. Treasury Bonds	6.13	8-15-2029	115,000	129,770
U.S. Treasury Bonds	6.25	5-15-2030	135,000	155,809
U.S. Treasury Bonds	6.38	8-15-2027	125,000	136,934
U.S. Treasury Bonds	6.50	11-15-2026	30,000	32,416
U.S. Treasury Bonds	6.63	2-15-2027	235,000	256,581
U.S. Treasury Bonds	6.75	8-15-2026	220,000	237,677
See accompanying notes to portfolio of investments
Allspring Strategic Retirement Bond Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	6.88%	8-15-2025	$20,000	$21,092
U.S. Treasury Bonds	7.50	11-15-2024	360,000	373,978
U.S. Treasury Notes	0.25	5-31-2025	230,000	211,816
U.S. Treasury Notes	0.25	7-31-2025	470,000	430,821
U.S. Treasury Notes	0.38	9-15-2024	245,000	231,228
U.S. Treasury Notes	0.38	7-31-2027	185,000	160,220
U.S. Treasury Notes	0.50	2-28-2026	255,000	231,313
U.S. Treasury Notes	0.50	6-30-2027	320,000	279,325
U.S. Treasury Notes	0.50	8-31-2027	10,000	8,689
U.S. Treasury Notes	0.63	10-15-2024	240,000	226,613
U.S. Treasury Notes	0.63	8-15-2030	45,000	36,397
U.S. Treasury Notes	0.75	3-31-2026	50,000	45,633
U.S. Treasury Notes	0.75	5-31-2026	140,000	127,094
U.S. Treasury Notes	0.88	11-15-2030	265,000	217,869
U.S. Treasury Notes	1.00	7-31-2028	630,000	548,026
U.S. Treasury Notes	1.13	2-15-2031	915,000	764,668
U.S. Treasury Notes	1.25	4-30-2028	120,000	106,336
U.S. Treasury Notes	1.38	8-31-2026	380,000	349,823
U.S. Treasury Notes	1.38	10-31-2028	205,000	180,937
U.S. Treasury Notes	1.38	11-15-2031	705,000	589,446
U.S. Treasury Notes	1.50	8-15-2026	325,000	300,562
U.S. Treasury Notes	1.50	1-31-2027	275,000	252,205
U.S. Treasury Notes	1.50	2-15-2030	140,000	121,904
U.S. Treasury Notes	1.63	11-30-2026	410,000	378,962
U.S. Treasury Notes	1.75	11-15-2029	85,000	75,746
U.S. Treasury Notes	1.88	8-31-2024	160,000	154,025
U.S. Treasury Notes	1.88	7-31-2026	20,000	18,742
U.S. Treasury Notes	1.88	2-28-2029	445,000	401,612
U.S. Treasury Notes	2.00	5-31-2024	100,000	96,883
U.S. Treasury Notes	2.00	6-30-2024	185,000	178,901
U.S. Treasury Notes	2.00	2-15-2025	37,000	35,433
U.S. Treasury Notes	2.00	8-15-2025	235,000	223,636
U.S. Treasury Notes	2.25	11-15-2024	240,000	231,478
U.S. Treasury Notes	2.25	8-15-2027	40,000	37,502
U.S. Treasury Notes	2.25	11-15-2027	390,000	364,848
U.S. Treasury Notes	2.38	8-15-2024	240,000	232,688
U.S. Treasury Notes	2.63	3-31-2025	345,000	333,626
U.S. Treasury Notes	2.63	1-31-2026	445,000	428,208
U.S. Treasury Notes	2.63	2-15-2029	85,000	79,970
U.S. Treasury Notes	2.63	7-31-2029	95,000	89,140
U.S. Treasury Notes	2.75	8-31-2025	325,000	314,336
U.S. Treasury Notes	2.75	2-15-2028	240,000	228,975
U.S. Treasury Notes	2.75	8-15-2032	430,000	399,850
U.S. Treasury Notes	2.88	4-30-2025	10,000	9,706
U.S. Treasury Notes	2.88	5-31-2025	490,000	475,587
U.S. Treasury Notes	2.88	11-30-2025	125,000	121,113
U.S. Treasury Notes	2.88	5-15-2028	250,000	239,609
See accompanying notes to portfolio of investments
2 | Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	2.88%	8-15-2028	$245,000	$234,320
U.S. Treasury Notes	4.00	12-15-2025	110,000	109,557
Total U.S. treasury securities (Cost $28,477,248)				26,768,161

		Yield	Shares
Short-term investments: 0.66%
Investment companies: 0.66%
Allspring Government Money Market Fund Select Class♠∞		5.01	184,365	184,365
Total short-term investments (Cost $184,365)				184,365
Total investments in securities (Cost $29,550,453)	99.66%			27,828,810
Other assets and liabilities, net	0.34			94,588
Total net assets	100.00%			$27,923,398

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,514	$1,616,127	$(1,451,276)	$0	$0	$184,365	184,365	$1,427
See accompanying notes to portfolio of investments
Allspring Strategic Retirement Bond Portfolio | 3

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
1.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”) [note:  include full name if first occurrence], which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Strategic Retirement Bond Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$876,284	$0	$876,284
U.S. Treasury securities	26,768,161	0	0	26,768,161
Short-term investments
Investment companies	184,365	0	0	184,365
Total assets	$26,952,526	$876,284	$0	$27,828,810
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring Strategic Retirement Bond Portfolio | 5